PENSION AND OTHER POSTRETIREMENT BENEFITS - Estimated Future Benefit Payments (Details) $ in Millions	Jun. 29, 2018 USD ($)
Fiscal Years:
2019	$ 424
2020	408
2021	408
2022	406
2023	404
2024 — 2028	1,943
Pension
Fiscal Years:
2019	400
2020	384
2021	385
2022	384
2023	382
2024 — 2028	1,854
Other Benefits
Fiscal Years:
2019	24
2020	24
2021	23
2022	22
2023	22
2024 — 2028	$ 89
Expected future benefit percentage of gross payments, excluding subsidiaries	10.00%